GENERAL AND ADMINISTRATIVE - Disclosure of General and Administrative Expense (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Selling, general and administrative expense [abstract]
Salary and related costs	$ 2,601,211	$ 1,706,651
Office and general	1,038,661	440,904
Investor relations and communication costs	837,683	764,212
Professional fees	750,861	573,857
Transfer agent and filing costs	351,242	136,295
Travel	313,784	204,732
Conferences	86,343	108,722
Bank charges	14,779	18,393
Automobile	21,916	28,110
Other	77,438	77,078
Total General and Administrative	$ 6,093,918	$ 4,058,954